First time adoption of IFRS - Balance Sheet (Parentheticals) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
First time adoption of IFRS
Shares subject to possible redemption (in shares)	26,514,780	26,514,780
Redemption price per share (in dollars per share)	$ 10.14	$ 10.00